Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Reconciliation Statement of Consolidated Comprehensive Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year	€ 33,119	€ (30,845)	[1]
Items that will not be reclassified to profit or loss
Actuarial losses on employees' leaving entitlement	573	(108)
Tax impact		(8)
Remeasurement gain/(loss) on defined benefit plans, net of tax	573	(116)
Total	573	(116)
Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	251	(7,778)
Tax impact	0	0
Total	251	(7,778)
Other comprehensive loss for the year, net of tax	824	(7,894)
Total comprehensive income/(loss) for the year	33,943	(38,739)
Total comprehensive loss attributable to:
Owners of the Company	34,089	(38,059)
Non-controlling interests	€ (146)	(680)
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year		(31,852)
Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations		(11,419)
Tax impact		0
Total		(11,419)
Other comprehensive loss for the year, net of tax		(11,419)
Total comprehensive income/(loss) for the year		(43,271)
Total comprehensive loss attributable to:
Owners of the Company		(42,591)
Non-controlling interests		(680)
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year		1,007
Items that will not be reclassified to profit or loss
Actuarial losses on employees' leaving entitlement		(108)
Tax impact		(8)
Remeasurement gain/(loss) on defined benefit plans, net of tax		(116)
Total		(116)
Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations		3,641
Tax impact		0
Total		3,641
Other comprehensive loss for the year, net of tax		3,525
Total comprehensive income/(loss) for the year		4,532
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year		(30,845)
Items that will not be reclassified to profit or loss
Actuarial losses on employees' leaving entitlement		(108)
Tax impact		(8)
Remeasurement gain/(loss) on defined benefit plans, net of tax		(116)
Total		(116)
Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations		(7,778)
Tax impact		0
Total		(7,778)
Other comprehensive loss for the year, net of tax		(7,894)
Total comprehensive income/(loss) for the year		(38,739)
Total comprehensive loss attributable to:
Owners of the Company		(38,059)
Non-controlling interests		€ (680)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.